Pension And Other Postretirement Employee Benefits (OPEB) Plans (Funded Status) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at end of year	$ (3,201)	$ (3,379)	$ (2,857)
Fair value of assets at end of year	2,252	2,454	2,271
Funded status at end of year	(949)	(925)
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at end of year	(1,088)	(1,054)	(924)
Fair value of assets at end of year	141	161	$ 179
Funded status at end of year	$ (947)	$ (893)